Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Operating Leases Future Minimum Payments Due [Abstract]
Minimum Required Lease Payments under Noncancellable Operating Leases

The following table presents minimum required lease payments under noncancellable operating leases as of December 31, 2014, excluding payments due under noncancellable operating leases of NABCO:

(Dollars in thousands)	Future Minimum Lease Payments
2015	$149
2016	154
2017	39
2018	—
2019	—
Thereafter	—
$342